Share Incentive Plan - Additional Information (Details) ¥ in Thousands		12 Months Ended
	Aug. 01, 2020 Employee shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2022 USD ($)	Aug. 24, 2018 shares	Oct. 31, 2017 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation expense | ¥		¥ 7,181	¥ 768	¥ 29,748
Unrecognized share-based compensation expenses | $					$ 0
Two Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares granted	80,000	0	0
Shares vested upon grant	80,000
Number of employees | Employee	2
Compensation expense | ¥				¥ 27,898
Employee Stock Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares granted		375,000	0	0
Compensation expense | ¥		¥ 6,813
2017 Share Incentive Plan | Additional Ordinary Share
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares approved for grant						345,503	483,846
Common Stock, Capital Shares Reserved for Future Issuance						829,349